Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Registrant Name	Principal Credit Real Estate Income Trust
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56670
Entity Tax Identification Number	99-3313328
Entity Address, Address Line One	711 High Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50392
City Area Code	800
Local Phone Number	787-1621
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0002026448